Intangible Assets, Net - Additional Information (Details) - CNY (¥)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	¥ 2,686,097	¥ 2,053,718	¥ 9,319,001	¥ 6,763,487	¥ 4,136,128
Franchise and royalty expenses
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	¥ 1,102,939	¥ 793,537	¥ 3,712,684	¥ 3,223,700	¥ 3,444,650